Income Taxes - Summary of Reconciliation of Changes in Deferred Tax Assets (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	$ (606,632)	$ (655,479)	$ (681,909)
Ending Balance	(488,804)	(606,632)	(655,479)
Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	6,230,886	5,966,363	5,648,944
Effects in profit and loss	623,395	479,979	176,710
Other comprehensive income	(44,113)	(215,456)	140,709
Ending Balance	6,810,168	6,230,886	5,966,363
Derivative financial instruments [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	(5,160)	225,548	82,370
Effects in profit and loss	(38,636)	(16,094)	15,030
Other comprehensive income	(43,271)	(214,614)	128,148
Ending Balance	(87,067)	(5,160)	225,548
Expected credit loss [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	30,238	29,478	10,831
Effects in profit and loss	10,211	760	18,647
Ending Balance	40,449	30,238	29,478
Machinery, equipment and improvements on leased assets [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	(27,644)	(75,262)	(76,881)
Ending Balance	(3,161)	(27,644)	(75,262)
Machinery, equipment and improvements on leased assets [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	75,671	56,298	50,590
Effects in profit and loss	47,183	19,373	5,708
Ending Balance	122,854	75,671	56,298
Improvements to concession assets [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	(1,702)	(1,731)	(1,712)
Ending Balance	(1,461)	(1,702)	(1,731)
Improvements to concession assets [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	834,813	657,472	605,051
Effects in profit and loss	202,698	177,341	52,421
Ending Balance	1,037,511	834,813	657,472
Airport concessions and rights to use airport facilities [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	5,046,004	4,691,382	4,654,502
Effects in profit and loss	386,743	354,622	36,880
Ending Balance	5,432,747	5,046,004	4,691,382
Other acquired rights [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	161,316	146,980	143,596
Effects in profit and loss	15,651	14,336	3,384
Ending Balance	176,967	161,316	146,980
Other temporary differences [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	459	315	449
Effects in profit and loss	33	144	(134)
Ending Balance	492	459	315
Unused tax losses [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	6,104	95,886	51,304
Effects in profit and loss	(6,104)	(89,782)	44,582
Ending Balance		6,104	95,886
Employee benefits [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	56,313	41,447	30,373
Effects in profit and loss	10,602	15,708	(1,487)
Other comprehensive income	(842)	(842)	12,561
Ending Balance	66,073	56,313	41,447
Accruals [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	42,485	12,796	13,604
Ending Balance	44,575	42,485	12,796
Accruals [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	25,128	21,557	19,878
Effects in profit and loss	(4,986)	3,571	1,679
Ending Balance	$ 20,142	$ 25,128	$ 21,557